USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/ Unrealized Appreciation/ (Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
NYMEX WTI Crude Oil Futures CL, June contracts, June contracts	16	$1,364,320	May-26	$126,240	5.5%
NYMEX RBOB Gasoline Futures RB, June contracts, June contracts	2	223,205	May-26	33,466	1.4%
NYMEX Natural Gas Futures NG, March contracts, March contracts	16	575,845	Feb-27	(16,325)	(0.7)%
	34	2,163,370		143,381	6.2%
Total Open Commodity Futures Contracts(b)	34	$2,163,370		$143,381	6.2%

	Principal Amount	Value	% of Total Net Assets
Short-Term Investments
United States Treasury Obligations
U.S. Treasury Bill, 3.66%, 6/02/2026	$1,000,000	$993,852	43.0%
(Cost $993,852)		$993,852	43.0%
Total Investments
(Cost $993,852)		$993,852	43.0%
Other Assets in Excess of Liabilities		1,317,122	57.0%
Total Net Assets		$2,310,974	100.0%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Collateral amounted to $332,143 on open Commodity Futures Contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2026 (unaudited) (continued)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Government	43.0%
Commodity Derivatives	6.2%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.